                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

Randy Legg
Vice President &
   Associate Counsel

November 5, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Oppenheimer Limited Term California Municipal Fund (the "Registrant")
            Reg. No. 333-111230; File No. 811-21474
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  I hereby  represent  that,  with  respect  to  the  Prospectus  and  Statement  of
Additional Information dated October 31, 2007 of the Registrant, no changes were made to the  Prospectus  or Statement  of  Additional  Information  contained in
Post-Effective  Amendment No. 5 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on October 31, 2007.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Mayer Brown LLP
     KPMG LLP
     Gloria LaFond